INVENTORIES	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Work in progress and supplies	197,118	266,632
Finished goods	34,961	43,459
Provision	(21,253)	(27,547)

	210,826	282,544

As of September 30, 2011 and 2012, goods already delivered to customers but still recorded in finished goods, amounted to RMB10,200 and RMB10,959, respectively. As the Company does not recognize revenues until the selling prices of respective goods have been finalized with the customers, goods delivered to customers as mentioned above will only be transferred to cost of revenues when related revenues is recognized.

Provision for inventories is as below:

	Years ended September 30,
	2011	2012
	RMB	RMB

Balance at beginning of year	22,026	21,253
Additions	12,978	27,453
Write-off	(13,751)	(21,159)

Balance at end of year	21,253	27,547